Impairment of Goodwill and Long-Lived Assets - Summary of Minimum Changes in Key Assumptions Used in Goodwill Impairment Test (Detail)	12 Months Ended
Dec. 31, 2013
Yakutugol [Member]
Goodwill [Line Items]
Decrease in future planned revenues	5.80%
Points increase in discount rates for each year with the forcasted period	3.10%
Points decrease in cash flows growth rate after the forecasted period
Bratsk Ferroalloy Plant (BFP) [Member]
Goodwill [Line Items]
Decrease in future planned revenues	4.20%
Points increase in discount rates for each year with the forcasted period	2.30%
Points decrease in cash flows growth rate after the forecasted period	4.00%
Port Posiet [Member]
Goodwill [Line Items]
Decrease in future planned revenues	4.90%
Points increase in discount rates for each year with the forcasted period	1.30%
Points decrease in cash flows growth rate after the forecasted period	2.00%